Employee Benefit Plans (Retirement Benefits) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Postemployment Benefits [Abstract]
Defined contribution plan, requisite service period		6 months
Defined contribution plan, employer contributions	$ 145,000	$ 186,000	$ 189,000
Supplemental retirement plan, expense	144,000	103,000	172,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Days Earned For Bonus		7 days 12 hours
Minimum Days Earned for Bonus		2 days 12 hours
Accrued Bonuses		335,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, purchase discount of the market value		15.00%
Employee Stock Purchase Plan, maximum annual employee purchase amount		$ 25,000
Employee Stock Purchase Plan, maximum annual employee purchase amount as a percent of annual salary		5.00%